Activity Related to "Senior, mezzanine, and other loans" Notes Receivable Reserve (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	$ 79	$ 78	$ 74
Additions		2	2
Reversals	(2)	(1)
Write-offs		(1)	(7)
Transfers and other	13	1	9
Ending balance	$ 90	$ 79	$ 78